Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest income:
Interest and fees on loans	$ 59,139	$ 46,847
Interest and dividends on investments	1,342	1,429
Interest on federal funds sold and cash equivalents	1,383	379
Total interest income	61,864	48,655
Interest expense:
Interest on deposits	11,071	6,478
Interest on borrowings	2,700	1,802
Total interest expense	13,771	8,280
Net interest income	48,093	40,375
Provision for loan losses	1,800	2,500
Net interest income after provision for loan losses	46,293	37,875
Non-interest income
Gain on sale of SBA loans	378	477
Other loan fees	1,121	654
Bank owned life insurance income	613	652
Service fees on deposit accounts	1,482	416
Net loss on sale and valuation adjustments of OREO	(690)	(1,421)
Other	513	867
Total non-interest income	3,417	1,645
Non-interest expense
Compensation and benefits	8,251	7,362
Professional services	1,419	1,573
Occupancy and equipment	1,675	1,443
Data processing	835	736
FDIC insurance and other assessments	420	296
OREO expense	611	625
Other operating expense	3,084	3,258
Total non-interest expense	16,295	15,293
Income before income tax expense	33,415	24,227
Income tax expense	8,377	12,389
Net income attributable to Company and noncontrolling interest	25,038	11,838
Net income (loss) attributable to noncontrolling interest	214	(32)
Net income attributable to Company	24,824	11,870
Preferred stock dividend	(446)	(1,119)
Net income available to common shareholders	$ 24,378	$ 10,751
Earnings per common share
Basic (in dollars per share)	$ 2.53	$ 1.28
Diluted (in dollars per share)	$ 2.28	$ 1.13
Weighted average common shares outstanding
Basic (in shares)	9,629,467	8,423,532
Diluted (in shares)	10,911,344	10,515,599